American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

EMERGING MARKETS FUND

Supplement dated June 15, 2007 * Prospectus dated April 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION, ON PAGE 11:

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below:

MARK ON

Mr. On, Chief Investment Officer International Equity and Senior Vice President,
joined American Century and the team that manages the fund in May 2007. From
June 2002 to February 2004, he was the director of research at AXA Rosenberg.
From February 2004 to May 2007, he was the chief investment officer at AXA
Rosenberg Asia Pacific. He has a bachelor's degree in computer science from
Michigan State University and an MBA in finance from the University of Chicago.

PATRICIA RIBEIRO

Ms. Ribeiro, Portfolio Manager and Senior Investment Analyst, joined American
Century and the team that manages the fund in May 2006. From August 2005 to
December 2005, she was a managing director at Medley Global Advisors LLC. From
February 2005 to August 2005, she was an independent consultant for Black Arrow
Capital LLC. From April 1998 to November 2001, she was at Citigroup Asset
Management and most recently held the title of managing director. She has a bachelor's degree in accounting from Rutgers University.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55151 0706

American Century World Mutual Funds, Inc.

PROSPECTUS SUPPLEMENT

NT EMERGING MARKETS FUND

Supplement dated June 15, 2007 * Prospectus dated April 1, 2007

THE FOLLOWING REPLACES THE FUND MANAGEMENT TEAM SECTION, ON PAGE 10:

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are primarily responsible for the day-to-day management of the fund are identified below:

MARK ON

Mr. On, Chief Investment Officer International Equity and Senior Vice President,
joined American Century and the team that manages the fund in May 2007. From
June 2002 to February 2004, he was the director of research at AXA Rosenberg.
From February 2004 to May 2007, he was the chief investment officer at AXA
Rosenberg Asia Pacific. He has a bachelor's degree in computer science from
Michigan State University and an MBA in finance from the University of Chicago.

PATRICIA RIBEIRO

Ms. Ribeiro, Portfolio Manager and Senior Investment Analyst, joined American
Century and the team that manages the fund in May 2006. From August 2005 to
December 2005, she was a managing director at Medley Global Advisors LLC. From
February 2005 to August 2005, she was an independent consultant for Black Arrow
Capital LLC. From April 1998 to November 2001, she was at Citigroup Asset
Management and most recently held the title of managing director. She has a bachelor's degree in accounting from Rutgers University.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55152 0706

American Century World Mutual Funds, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

EMERGING MARKETS FUND * GLOBAL GROWTH FUND * INTERNATIONAL DISCOVERY FUND
INTERNATIONAL GROWTH FUND * INTERNATIONAL OPPORTUNITIES FUND
INTERNATIONAL STOCK FUND * INTERNATIONAL VALUE FUND * LIFE SCIENCES FUND
NT EMERGING MARKETS * NT INTERNATIONAL GROWTH * TECHNOLOGY FUND

Supplement dated June 15, 2007 * Statement of Additional Information dated April
1, 2007

THE FOLLOWING REPLACES THE SECOND PARAGRAPH UNDER THE MANAGEMENT SECTION ON PAGE
19:

The other directors (more than three-fourths of the total number) are independent; that is, they have never been employees, directors or officers of, and have no financial interest in, ACC or any of its wholly owned, direct or indirect, subsidiaries, including ACGIM, ACIM, ACIS and ACS. The directors serve in this capacity for seven registered investment companies in the American
Century family of funds.

THE FOLLOWING REPLACES THE EMERGING MARKETS AND NT EMERGING MARKETS PORTIONS OF
THE TABLE ON PAGES 43 AND 45, RESPECTIVELY, TITLED OTHER ACCOUNTS MANAGED (AS OF
NOVEMBER 30, 2006) UNDER THE SECTION TITLED, PORTFOLIO MANAGERS:

OTHER ACCOUNTS MANAGED (AS OF NOVEMBER 30, 2006)
                                                                                      OTHER ACCOUNTS
                                                                 OTHER POOLED         (E.G., SEPARATE
                                        REGISTERED INVESTMENT    INVESTMENT VEHICLES  ACCOUNTS AND
                                        COMPANIES (E.G., OTHER   (E.G., COMMINGLED    CORPORATE ACCOUNTS,
                                        AMERICAN CENTURY FUNDS   TRUSTS AND           INCLUDING INCUBATION
                                        AND AMERICAN CENTURY -   529 EDUCATION        STRATEGIES AND
                                        SUBADVISED FUNDS)        SAVINGS PLANS)       CORPORATE MONEY)
------------------------------------------------------------------------------------------------------------
Emerging Markets
------------------------------------------------------------------------------------------------------------
Mark On(1)            Number of Other   1                        0                    0
                      Accounts Managed
                      --------------------------------------------------------------------------------------
                      Assets in Other   $22,845,177              N/A                  N/A
                      Accounts Managed
------------------------------------------------------------------------------------------------------------
Patricia Ribeiro      Number of Other   1                        0                    0
                      Accounts Managed
                      --------------------------------------------------------------------------------------
                      Assets in Other   $19,827,187              N/A                  N/A
                      Accounts Managed
------------------------------------------------------------------------------------------------------------
NT Emerging Markets
------------------------------------------------------------------------------------------------------------
Mark On(1)            Number of Other   1                        0                    0
                      Accounts Managed
                      --------------------------------------------------------------------------------------
                      Assets in Other   $850,062,358             N/A                  N/A
                      Accounts Managed
------------------------------------------------------------------------------------------------------------
Patricia Ribeiro      Number of Other   1                        0                    0
                      Accounts Managed
                      --------------------------------------------------------------------------------------
                      Assets in Other   $621,451,505             N/A                  N/A
                      Accounts Managed
------------------------------------------------------------------------------------------------------------

(1)  MR. ON JOINED THE FUND ON MAY 21, 2007. INFORMATION IS PROVIDED AS OF
     MAY 25, 2007.

THE FOLLOWING REPLACES THE EMERGING MARKETS AND NT EMERGING MARKETS PORTIONS OF
THE TABLE ON PAGES 47 AND 48, RESPECTIVELY, TITLED, OWNERSHIP OF SECURITIES,
UNDER THE SECTION TITLED, PORTFOLIO MANAGERS:

OWNERSHIP OF SECURITIES
                                    AGGREGATE DOLLAR RANGE OF SECURITIES IN FUND
--------------------------------------------------------------------------------
Emerging Markets
         Mark On(1)                 A
--------------------------------------------------------------------------------
         Patricia Ribeiro           B
--------------------------------------------------------------------------------
NT Emerging Markets
         Mark On(1)                 A
--------------------------------------------------------------------------------
         Patricia Ribeiro(2)        A
--------------------------------------------------------------------------------

RANGES: A - NONE; B - $1-$10,000; C - $10,001-$50,000; D - $50,001-$100,000; E -
$100,001-$500,000; F - $500,001-$1,000,000; G - MORE THAN $1,000,000.

(1)  MR. ON JOINED THE FUND ON MAY 21, 2007. INFORMATION IS PROVIDED AS OF
     MAY 25, 2007.

(2)  AMERICAN CENTURY HAS ADOPTED A POLICY THAT, WITH LIMITED EXCEPTIONS,
     REQUIRES ITS PORTFOLIO MANAGERS TO MAINTAIN INVESTMENTS IN THE POLICY
     PORTFOLIOS THEY OVERSEE. HOWEVER, BECAUSE THIS PORTFOLIO MANAGER SERVES ON
     A TEAM THAT OVERSEES A NUMBER OF FUNDS IN THE SAME BROAD INVESTMENT
     STRATEGY, THE PORTFOLIO MANAGER IS NOT REQUIRED TO INVEST IN EACH SUCH
     FUND.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-55153 0706